Other equity instruments	6 Months Ended
Jun. 30, 2019
Other equity instruments
Disclosure of Other Equity Instruments [text block]

16.        Other equity instruments

£m

At 1 January 2019	6,491
Redemption of Additional Tier 1 securities	(1,481)
Additional Tier 1 securities issued in the period:
US dollar notes ($500 million nominal)	396
At 30 June 2019	5,406

On 27 June 2019 the Group redeemed, at par, £1,481 million of Additional Tier 1 securities at their first call date.

During the half-year to 30 June 2019 the Group issued £396 million (US$500 million) of Additional Tier 1 (AT1) securities; issue costs of £1 million, net of tax, have been charged to retained profits.

The AT1 securities are Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities with no fixed maturity or redemption date.

The principal terms of the AT1 securities are described below:

•

The securities rank behind the claims against Lloyds Banking Group plc of (a) unsubordinated creditors, (b) claims which are, or are expressed to be, subordinated to the claims of unsubordinated creditors of Lloyds Banking Group plc but not further or otherwise or (c) whose claims are, or are expressed to be, junior to the claims of other creditors of Lloyds Banking Group, whether subordinated or unsubordinated, other than those whose claims rank, or are expressed to rank, pari passu with, or junior to, the claims of the holders of the AT1 Securities in a winding-up occurring prior to a conversion event being triggered.

•

The securities bear a fixed rate of interest until the first call date. After the initial call date, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five year periods based on market rates.

•

Interest on the securities will be due and payable only at the sole discretion of Lloyds Banking Group plc, and Lloyds Banking Group plc may at any time elect to cancel any Interest Payment (or any part thereof) which would otherwise be payable on any Interest Payment Date. There are also certain restrictions on the payment of interest as specified in the terms.

•

The securities are undated and are repayable, at the option of Lloyds Banking Group plc, in whole at the first call date, or on any fifth anniversary after the first call date. In addition, the AT1 securities are repayable, at the option of Lloyds Banking Group plc, in whole for certain regulatory or tax reasons. Any repayments require the prior consent of the PRA.

•	The securities convert into ordinary shares of Lloyds Banking Group plc, at a pre-determined price, should the fully loaded Common Equity Tier 1 ratio of the Group fall below 7.0 per cent.